T. ROWE PRICE Growth Stock Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.1%
COMMUNICATION SERVICES 14.7%
Entertainment 2.0%
Netflix (1) 1,067,265 648,182
Spotify Technology (1) 1,293,844 341,446
989,628
Interactive Media & Services 12.1%
Alphabet, Class A (1) 19,890,244 3,002,034
Alphabet, Class C (1) 3,178,111 483,899
Meta Platforms, Class A  4,798,214 2,329,917
Pinterest, Class A (1) 6,782,145 235,137
6,050,987
Wireless Telecommunication Services 0.6%
T-Mobile U.S.  1,992,343 325,190
325,190
Total Communication Services 7,365,805
CONSUMER DISCRETIONARY 12.7%
Automobiles 1.3%
Ferrari  572,589 249,614
Rivian Automotive, Class A (1)(2) 17,781,733 194,710
Tesla (1) 1,226,360 215,582
659,906
Broadline Retail 8.6%
Amazon.com (1) 21,969,781 3,962,909
Coupang (1) 19,745,192 351,267
4,314,176
Diversified Consumer Services 0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $44,697
(INR) (1)(3)(4) 28,035 —
—
Hotels, Restaurants & Leisure 1.7%
Booking Holdings  50,425 182,936
Chipotle Mexican Grill (1) 137,588 399,936
Las Vegas Sands  5,121,483 264,781
847,653
Specialty Retail 0.6%
Floor & Decor Holdings, Class A (1) 1,046,897 135,699
Ross Stores  1,115,590 163,724
299,423

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B  2,780,514 261,313
261,313
Total Consumer Discretionary 6,382,471
CONSUMER STAPLES 1.1%
Consumer Staples Distribution & Retail 1.1%
Dollar General  2,973,315 464,016
Maplebear (1) 2,103,436 78,437
Total Consumer Staples 542,453
ENERGY 0.8%
Energy Equipment & Services 0.8%
Schlumberger  7,398,115 405,491
Total Energy 405,491
FINANCIALS 7.8%
Capital Markets 0.6%
Charles Schwab  4,487,149 324,600
324,600
Financial Services 6.6%
ANT Group, Acquisition Date: 8/14/23, Cost $63,838 (1)(3)(4) 63,838,454 64,387
Fiserv (1) 3,613,682 577,539
Mastercard, Class A  2,445,033 1,177,455
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)(3)(4) 1,489,660 38,731
Visa, Class A  5,219,873 1,456,762
3,314,874
Insurance 0.6%
Chubb  1,128,572 292,447
292,447
Total Financials 3,931,921
HEALTH CARE 11.7%
Biotechnology 1.4%
Argenx, ADR (1)(2) 598,418 235,609
Legend Biotech, ADR (1)(2) 2,420,741 135,779
Vertex Pharmaceuticals (1) 764,443 319,545
690,933
Health Care Equipment & Supplies 1.9%
Intuitive Surgical (1)(2) 1,848,172 737,587
Stryker  600,004 214,723
952,310
Health Care Providers & Services 3.4%
Cigna Group  1,505,809 546,895

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  2,342,188 1,158,680
1,705,575
Life Sciences Tools & Services 1.3%
Danaher  1,251,361 312,490
Thermo Fisher Scientific  583,801 339,311
651,801
Pharmaceuticals 3.7%
Eli Lilly  2,129,881 1,656,962
Zoetis  1,182,378 200,070
1,857,032
Total Health Care 5,857,651
INDUSTRIALS & BUSINESS SERVICES 3.6%
Aerospace & Defense 0.5%
Airbus (EUR)  1,295,762 238,717
238,717
Commercial Services & Supplies 0.3%
Cintas  225,880 155,186
155,186
Ground Transportation 1.5%
Old Dominion Freight Line  1,331,080 291,919
Uber Technologies (1) 5,828,928 448,769
740,688
Industrial Conglomerates 0.7%
Roper Technologies  589,576 330,658
330,658
Professional Services 0.6%
Dayforce (1) 1,900,992 125,865
TransUnion  2,293,899 183,053
308,918
Total Industrials & Business Services 1,774,167
INFORMATION TECHNOLOGY 43.8%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,868 (1)(3)(4) 219,911 1,056
1,056
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  45,295 5,225
Teledyne Technologies (1) 1,056,243 453,466
458,691
IT Services 1.1%

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Accenture, Class A  283,267 98,183
MongoDB (1) 215,907 77,433
Shopify, Class A (1) 4,928,235 380,312
555,928
Semiconductors & Semiconductor Equipment 12.7%
Advanced Micro Devices (1) 2,259,475 407,813
ASML Holding  700,572 679,884
Intel  4,901,540 216,501
Lam Research  345,632 335,806
NVIDIA  5,085,349 4,594,918
Taiwan Semiconductor Manufacturing (TWD)  6,011,000 146,314
6,381,236
Software 21.5%
Adobe (1) 1,101,563 555,849
Atlassian, Class A (1) 1,981,131 386,538
Aurora Innovation (1)(2) 18,136,239 51,144
Autodesk (1) 1,429,613 372,300
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(3)(4) 35,624 37,999
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(3)(4) 81,931 18,277
Dynatrace (1) 3,802,294 176,579
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(3)(4) 252,548 152,337
Fortinet (1) 5,469,245 373,604
Intuit  995,568 647,119
Microsoft  15,310,314 6,441,355
Salesforce  2,065,359 622,045
ServiceNow (1) 984,003 750,204
Synopsys (1) 401,885 229,677
10,815,027
Technology Hardware, Storage & Peripherals 7.6%
Apple  22,355,045 3,833,443
3,833,443
Total Information Technology 22,045,381
MATERIALS 0.5%
Chemicals 0.5%
Linde  535,439 248,615
Total Materials 248,615
Total Miscellaneous Common Stocks  0.4% (5) 178,435
Total Common Stocks (Cost $18,012,436) 48,732,390

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 2.0%
COMMUNICATION SERVICES 1.0%
Interactive Media & Services 1.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809 (1)
(3)(4) 2,187,317 522,244
Total Communication Services 522,244
CONSUMER DISCRETIONARY 0.0%
Diversified Consumer Services 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(3)(4) 38,994 —
Total Consumer Discretionary —
INFORMATION TECHNOLOGY 0.7%
Software 0.7%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)(3)(4) 1,408 1,502
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)(3)(4) 584 623
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(3)(4) 58 62
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(3)(4) 243,443 54,307
Databricks, Series I, Acquisition Date: 9/14/23, Cost $113,591 (1)
(3)(4) 1,545,458 113,591
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $77,826 (1)
(3)(4) 415,548 19,971
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(3)(4) 4,605,200 26,895
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(3)(4) 2,619,004 15,295
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(3)(4) 6,914,757 28,281
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)(3)(4) 1,628,640 6,661
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(3)(4) 1,337,376 30,385
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)(3)
(4) 640,558 39,523
Total Information Technology 337,096
MATERIALS 0.3%
Chemicals 0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(3)(4) 1,538,629 73,448
Redwood Materials, Series D, Acquisition Date: 6/17/22 - 6/2/23,
Cost $50,290 (1)(3)(4) 1,065,590 50,867

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)(3)
(4) 1,320,595 26,781
Total Materials 151,096
Total Convertible Preferred Stocks (Cost $1,107,861) 1,010,436
PREFERRED STOCKS 1.0%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.4%
Dr. Ing. h.c. F. Porsche (EUR)  2,013,916 200,300
Total Consumer Discretionary 200,300
HEALTH CARE 0.6%
Life Sciences Tools & Services 0.6%
Sartorius (EUR)  711,027 282,356
Total Health Care 282,356
Total Preferred Stocks (Cost $432,074) 482,656
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7) 22,064,685 22,065
Total Short-Term Investments (Cost $22,065) 22,065
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7) 238,456,600 238,457
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 238,457
Total Securities Lending Collateral (Cost $238,457) 238,457
Total Investments in Securities 100.6%
(Cost $19,812,893) $ 50,486,004
Other Assets Less Liabilities (0.6)% (281,029)
Net Assets 100.0% $ 50,204,975
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Growth Stock Fund

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(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,323,223 and represents 2.6% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee
TWD Taiwan Dollar

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 663++
Totals $ —# $ — $ 663+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 966,961  ¤  ¤ $ 260,522
Total $ 260,522^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $663 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $260,522.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Growth Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Growth Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 48,034,572 $ 385,031 $ 312,787 $ 48,732,390
Convertible Preferred Stocks — — 1,010,436 1,010,436
Preferred Stocks — 482,656 — 482,656
Short-Term Investments 22,065 — — 22,065
Securities Lending Collateral 238,457 — — 238,457
Total $ 48,295,094 $ 867,687 $ 1,323,223 $ 50,486,004

T. ROWE PRICE Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $18,844,000 for the period ended
March 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 282,421 $ 30,366 $ 312,787
Convertible Preferred Stocks 1,021,958 (11,522) 1,010,436
Total $ 1,304,379 $ 18,844 $ 1,323,223

T. ROWE PRICE Growth Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F40-054Q1 03/24